Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Interest including interest rate swaps	$ 21,528	$ 23,787
Voyage and vessel expenses	44,349	36,880
Payroll and benefits	7,257	6,215
Other general expenses	1,019	775
Income and other tax payable	1,128	2,670
Distributions payable on preferred units	6,425	6,425
Accrued liabilities (notes 9, 13 and 18)	$ 81,706	$ 76,752